UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arlington Value Capital, LLC
Address:  10 West Broadway, 7th Floor
          Salt Lake City, UT 84101

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ben Raybould
Title:    Managing Member
Phone:    801-505-6275

Signature, Place, and Date of Signing:

       /s/ Ben Raybould           Salt Lake City, UT             2/11/13
       ----------------           ------------------             -------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           10
                                         -----------

Form 13F Information Table Value Total:  $   190,210
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORP                   COMM     060505104      33,575   2,891,937 SH       Sole                2,891,937
BARRY (R.G.)                           COMM     068798107         497      35,099 SH       Sole                   35,099
BERKSHIRE HATHAWAY INC CL A            COMM     084670108       3,486          26 SH       Sole                       26
BERKSHIRE HATHAWAY INC CL B            COMM     084670702     115,049   1,282,599 SH       Sole                1,282,599
DESWELL INDUSTRIES INC                 COMM     250639101         289     120,281 SH       Sole                  120,281
FAIRFAX FINANCIAL HLDGS LTD            COMM     303901102       4,267      11,821 SH       Sole                   11,821
SANDRIDGE ENERGY INC                   COMM     80007P307      11,469   1,806,134 SH       Sole                1,806,134
SANDRIDGE ENERGY INC                   COMM     80007P307         475      74,800 SH  CALL Sole                   74,800
VISTAPRINT NV                          COMM     N93540107      14,453     439,826 SH       Sole                  439,826
XPO LOGISTICS INC                      COMM     983793100       6,650     382,599 SH       Sole                  382,599